Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	₨ 256,088.0	$ 3,378.7	₨ 184,419.9
Financial liabilities measured at fair value	91,089.6	1,201.8	44,796.1
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	65,555.3	864.9	34,715.5
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	39,360.8	519.3	61,126.4
Financial liabilities measured at fair value	91,089.6	1,201.8	44,796.1
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	151,171.9	$ 1,994.5	88,578.0
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	39,360.8		61,126.4
Financial liabilities measured at fair value	78,589.6		44,796.1
Derivative financial instruments [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	39,360.8		61,126.4
Financial liabilities measured at fair value	78,589.6		44,796.1
Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	75,824.3		43,404.6
Investments [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	65,555.3		34,715.5
Investments [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	10,269.0		8,689.1
Finance Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	140,902.9		79,888.9
Finance Receivables [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	140,902.9		₨ 79,888.9
Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	12,500.0
Financial Liabilities [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	₨ 12,500.0